Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Merchandise Sales	$ 14,190	$ 7,428	$ 9,875	$ 29,050
Total Revenue	14,190	7,428	9,875	29,050
Cost of Goods Sold	5,953	1,030	8,708	18,962
Depreciation and Amortization	1,710		191
Total Cost of Goods Sold	7,663	1,030	8,899	18,962
Gross Profit	6,527	6,398	976	10,088
Selling, General & Administrative Expenses:
Facilities & Office Expense	11,518	815	24,868	23,191
Professional Fees	67,346	3,202	36,613	23,414
Hosting & Domain Services	8,219	6,487
Marketing	18,759	2,649	2,904	3,323
Travel & Entertainment	7,742	4,951	5,490	11,547
Payroll Expenses	53,233	12,323	20,589	60,759
Taxes, Licenses, Permits	5,760	288	3,666	2,835
Administration and Miscellaneous Expenses	30,083	16,126	8,396	10,963
Total Selling, General and Administrative Expenses	202,660	46,841	89,328	149,231
Loss from Operations	(196,133)	(40,443)	(88,352)	(139,143)
Other Income/(Expense)	(400)			(15)
Loss before provision for federal and state income taxes	(196,533)	(40,443)	(88,352)	(139,158)
Provision for federal and state income taxes	500	1,197	1,197	1,528
Net Loss	$ (197,033)	$ (41,640)	$ 1,611,653	$ 717,132
Earnings (Loss) Per Share	$ (0.05)	$ (0.06)	$ 0.06	$ 0.2
Basic weighted average common shares outstanding	3,706,243	717,132	1,611,653	717,132